Offerings	Aug. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,213.00
Offering Note	Each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 1,000,000 redeemable warrants, which may be issued upon exercise of a 45 day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act. No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	7,666,666
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act. No fee pursuant to Rule 457(g).